Document and Entity Information	Oct. 10, 2023
Cover [Abstract]
Entity Registrant Name	J M SMUCKER Co
Amendment Flag	false
Entity Central Index Key	0000091419
Document Type	8-K
Document Period End Date	Oct. 10, 2023
Entity Incorporation State Country Code	OH
Entity File Number	001-05111
Entity Tax Identification Number	34-0538550
Entity Address, Address Line One	One Strawberry Lane
Entity Address, City or Town	Orrville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44667-0280
City Area Code	(330)
Local Phone Number	682-3000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	SJM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false